Document And Entity Information	Jul. 09, 2020
Cover [Abstract]
Entity Registrant Name	TRIPADVISOR, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001526520
Document Period End Date	Jul. 09, 2020
Entity Emerging Growth Company	false
Entity File Number	001-35362
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0743202
Entity Address, Address Line One	400 1st Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(781)
Local Phone Number	800-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	TRIP
Name of each exchange on which registered	NASDAQ